Business developments	6 Months Ended
Jun. 30, 2012
Business developments
Business developments and subsequent events
Note 3 Business developments and subsequent events
In June 2012, the Bank announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
As announced on July 18, 2012, Credit Suisse and an investor agreed to bring forward to July 31, 2012, the exchange date for CHF 1.7 billion of their holdings of hybrid tier 1 instruments to be exchanged into tier 1 buffer capital notes (BCNs). This acceleration will not have any impact on reported balance sheet balances, as BCNs have been recognized on the balance sheet since the BCN commitment agreement in February 2011. Also announced on July 18, 2012, the Bank launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for Group shares at a fixed conversion price of CHF 16.29. As of the date of this report, the election period for the exchange offer has not closed.

The Bank acquired the remaining equity interests in Hedging-Griffo Investimentos S.A. as contemplated under the existing option arrangements previously disclosed.
In July 2012, the Bank sold its remaining holding of 7.0% in Aberdeen, resulting in an approximate gain of CHF 140 million to be recognized in 3Q12.
Changes in reporting
The legal merger of Clariden Leu into the Bank was completed on April 2, 2012.
In 2Q12, the Bank also implemented the previously announced integration of its Private Banking and Investment Banking operations into a single function within Shared Services.
In addition, the Swiss advisory business and its respective assets under management are now managed as part of the Private Banking division rather than Asset Management.
As a result of these matters, prior period results of the Bank and its divisions and assets under management for the Group have been restated to conform to the current presentation in order to show meaningful trends. The restatement for the three divisions had limited impact on their revenues, expenses and pre-tax income.